Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

				$ million
		2017		2016
	Current	Non-current	Current	Non-current
Financial liabilities
Trade payables	26,983	—	21,575	—
Amounts payable to joint ventures and associates	1,857	—	2,120	—
Other payables[a]	11,632	13,582	12,079	13,760
	40,472	13,582	35,774	13,760
Non-financial liabilities
Other payables	3,737	307	2,141	186
	44,209	13,889	37,915	13,946

[a]	The majority of non-current other payables relate to the Gulf of Mexico oil spill. See Note 2 for further information.